FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[1]	$ 341,156	$ 324,818
Financial liabilities, at fair value	[1]	283,711	217,813
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	700	600
Financial liabilities, at fair value	[2]	$ 0	$ 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	0.00%	0.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	134.00%	133.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3],[4]	89.00%	92.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	$ 2,700	$ 1,700
Financial liabilities, at fair value	[2]	$ 0	$ 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3]	0.00%	50.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3]	100.00%	102.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3],[4]	99.00%	98.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2],[3]	3.01%	0.23%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2],[3]	5.13%	1.24%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | low
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3]	1.00%	0.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | high
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3]	14.00%	14.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3],[4]	2.00%	2.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2],[5]	$ 1,700
Financial liabilities, at fair value	[2],[5]	$ 0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	79.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	99.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3],[4]	89.00%
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2],[6]	$ 600	$ 700
Financial liabilities, at fair value	[2],[6]	0	0
Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2],[6]	600	500
Financial liabilities, at fair value	[2],[6]	0	100
Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[7]	11,000	11,200
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[7]	1,000	2,000
Derivative financial instruments: Interest rate contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		400	100
Financial liabilities, at fair value		$ 200	$ 200
Derivative financial instruments: Interest rate contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[3],[8]	0.50%	0.28%
Derivative financial instruments: Interest rate contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[3],[8]	0.81%	0.70%
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		$ 500	$ 600
Financial liabilities, at fair value		$ 500	$ 600
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[3]	3.00%	2.00%
Credit spread	[3]	0.04%	0.06%
Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[3]	99.00%	102.00%
Credit spread	[3]	5.45%	5.50%
Derivative financial instruments: Equity / index contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		$ 500	$ 700
Financial liabilities, at fair value		$ 1,400	$ 1,900
Derivative financial instruments: Equity / index contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[3]	0.00%	0.00%
Volatility of equity stocks, equity and other indices	[3]	4.00%	0.00%
Equity-to-FX correlation	[3]	(39.00%)	(39.00%)
Equity-to-equity correlation	[3]	(50.00%)	(50.00%)
Derivative financial instruments: Equity / index contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[3]	12.00%	13.00%
Volatility of equity stocks, equity and other indices	[3]	93.00%	172.00%
Equity-to-FX correlation	[3]	67.00%	70.00%
Equity-to-equity correlation	[3]	97.00%	97.00%
UBS AG
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[1]	$ 340,999	$ 324,535
Financial liabilities, at fair value	[1]	283,717	217,814
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	700	600
Financial liabilities, at fair value	[2]	$ 0	$ 0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	0.00%	0.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	134.00%	133.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Corporate and municipal bonds | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3],[4]	89.00%	92.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	$ 2,700	$ 1,700
Financial liabilities, at fair value	[2]	$ 0	$ 0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3]	0.00%	50.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3]	100.00%	102.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Loan price equivalent (% of par)	[2],[3],[4]	99.00%	98.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2],[3]	3.01%	0.23%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Credit spread	[2],[3]	5.13%	1.24%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | low
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3]	1.00%	0.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | high
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3]	14.00%	14.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Traded loans, loans mandatorily at fair value, loan commitments and guarantees | Market comparable and securitization model | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Discount margin	[2],[3],[4]	2.00%	2.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2],[5]	$ 1,700
Financial liabilities, at fair value	[2],[5]	$ 0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	79.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3]	99.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Auction-rate securities | Relative value to market comparable | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[2],[3],[4]	89.00%
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Investment fund units | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	$ 600	$ 700
Financial liabilities, at fair value	[2]	0	0
UBS AG | Financial assets and liabilities at fair value held for trading, Financial assets at fair value not held for trading: Equity instruments | Relative value to market comparable
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	[2]	600	500
Financial liabilities, at fair value	[2]	0	100
UBS AG | Debt issued designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[7]	11,000	11,200
UBS AG | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[7]	1,000	2,000
UBS AG | Derivative financial instruments: Interest rate contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		400	100
Financial liabilities, at fair value		$ 200	$ 200
UBS AG | Derivative financial instruments: Interest rate contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[3],[8]	0.50%	0.28%
UBS AG | Derivative financial instruments: Interest rate contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Volatility of interest rates	[3],[8]	0.81%	0.70%
UBS AG | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		$ 500	$ 600
Financial liabilities, at fair value		$ 500	$ 600
UBS AG | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | low
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[3]	3.00%	2.00%
Credit spread	[3]	0.04%	0.06%
UBS AG | Derivative financial instruments: Credit derivative contracts | Discounted expected cash flows | high
Disclosure Of Fair Value Measurement [Line Items]
Bond price equivalent (% of par)	[3]	99.00%	102.00%
Credit spread	[3]	5.45%	5.50%
UBS AG | Derivative financial instruments: Equity / index contracts | Option model
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value		$ 500	$ 700
Financial liabilities, at fair value		$ 1,400	$ 1,900
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | low
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[3]	0.00%	0.00%
Volatility of equity stocks, equity and other indices	[3]	4.00%	0.00%
Equity-to-FX correlation	[3]	(39.00%)	(39.00%)
Equity-to-equity correlation	[3]	(50.00%)	(50.00%)
UBS AG | Derivative financial instruments: Equity / index contracts | Option model | high
Disclosure Of Fair Value Measurement [Line Items]
Equity dividend yields	[3]	12.00%	13.00%
Volatility of equity stocks, equity and other indices	[3]	93.00%	172.00%
Equity-to-FX correlation	[3]	67.00%	70.00%
Equity-to-equity correlation	[3]	97.00%	97.00%

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

[3]	The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par)
[4]
Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful.

[5]	Comparative-period information is not disclosed for financial assets and liabilities that were measured at amortized cost prior to the adoption of IFRS 9. Refer to Note 1c for more information.
[6]	The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments.
[7]
Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which are primarily comprised of over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

[8]
Effective in 2018, the range of inputs reported for this significant unobservable input is based on normal volatility and the unit has been updated to basis points. Log-normal volatility with the unit as points was reported previously. Prior-period information has been restated to reflect this change in presentation.